VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.2%
Australia : 4.2%
AGL Energy Ltd. † 390,039 $ 2,813,579
Aurizon Holdings Ltd. 888,388 2,160,533
Dexus † 990,456 4,277,522
9,251,634
Belgium : 1.9%
Anheuser-Busch InBev SA 73,774 4,286,205
Underline
Brazil : 0.8%
Ambev SA * 892,600 1,833,587
Underline
Canada : 3.9%
Quebecor, Inc. 109,725 2,315,022
Rogers Communications, Inc. 60,245 2,227,791
TELUS Corp. † 271,641 4,111,291
8,654,104
China : 22.7%
Alibaba Group Holding Ltd.
(HKD) 251,700 2,269,011
ANTA Sports Products Ltd.
(HKD) 220,800 2,112,175
Beijing Enterprises Holdings
Ltd. (HKD) 682,000 2,288,574
BOC Hong Kong Holdings
Ltd. (HKD) 1,600,000 4,938,155
China Feihe Ltd. (HKD) 144A 4,750,000 2,191,734
China Gas Holdings Ltd.
(HKD) 2,492,200 2,233,409
China Merchants Bank Co.
Ltd. 510,000 2,385,546
ESR Group Ltd. (HKD) 144A 1,670,600 2,197,232
Inner Mongolia Yili Industrial
Group Co. Ltd. 623,600 2,204,165
JD.com, Inc. (HKD) 159,450 2,071,257
NetEase, Inc. (HKD) 228,300 4,360,521
PDD Holdings, Inc. (ADR) * 34,098 4,533,329
Shenzhou International
Group Holdings Ltd. (HKD) 218,600 2,135,820
Sinopharm Group Co. Ltd.
(HKD) 823,600 2,190,828
Tencent Holdings Ltd. (HKD) 113,300 5,376,125
WH Group Ltd. (HKD) 144A 3,767,000 2,479,986
Wuliangye Yibin Co. Ltd. * 122,200 2,137,927
Wynn Macau Ltd. (HKD) † 2,828,400 2,312,937
50,418,731
Denmark : 2.1%
GN Store Nord AS * 166,070 4,630,300
Underline
France : 3.6%
Amundi SA 144A † 33,439 2,164,349
Edenred SE 42,159 1,789,376
Eurofins Scientific SE † 36,226 1,815,153
Ubisoft Entertainment SA * 101,090 2,213,825
7,982,703
Germany : 14.9%
BASF SE 87,931 4,253,984
Bayerische Motoren Werke
AG 42,783 4,049,929
Continental AG 63,107 3,576,873
Fresenius Medical Care AG 107,113 4,096,570
Number
of Shares Value
Germany (continued)
Fresenius SE & Co. KGaA * 150,812 $ 4,508,766
Infineon Technologies AG 114,363 4,200,292
Just Eat Takeaway.com NV
144A * † 174,553 2,087,748
Mercedes-Benz Group AG 61,200 4,238,908
Rheinmetall AG 4,170 2,126,685
33,139,755
Israel : 1.0%
Nice Ltd. * 12,932 2,230,683
Underline
Italy : 0.8%
Nexi SpA 144A * 294,803 1,798,461
Underline
Japan : 3.2%
Hitachi Construction
Machinery Co. Ltd. 87,200 2,338,711
Kao Corp. † 58,400 2,364,879
LY Corp. 981,700 2,370,924
7,074,514
Luxembourg : 2.4%
Millicom International
Cellular SA (SEK) (SDR) * 214,885 5,222,061
Underline
Netherlands : 4.1%
ABN AMRO Bank NV 144A 269,804 4,434,482
Akzo Nobel NV 35,157 2,144,394
ING Groep NV † 153,427 2,638,255
9,217,131
South Korea : 2.2%
Samsung Electro-Mechanics
Co. Ltd. 43,324 4,939,852
Underline
Spain : 2.9%
Banco Santander SA 521,033 2,426,059
Cellnex Telecom SA 144A * † 123,995 4,035,884
6,461,943
Sweden : 2.8%
Elekta AB 647,978 4,043,422
Svenska Handelsbanken AB 236,159 2,258,642
6,302,064
Switzerland : 6.6%
Avolta AG † 109,054 4,238,984
Julius Baer Group Ltd. 79,397 4,440,105
Roche Holding AG 8,241 2,282,860
STMicroelectronics NV (EUR) 97,222 3,810,830
14,772,779
Taiwan : 2.4%
Taiwan Semiconductor
Manufacturing Co. Ltd. 94,000 2,784,996
Win Semiconductors Corp. 456,000 2,443,311
5,228,307
United Kingdom : 15.3%
British American Tobacco Plc 151,911 4,666,652
BT Group Plc † 3,010,343 5,336,887
GSK Plc 217,502 4,183,479
Imperial Brands Plc 194,089 4,966,505
Lloyds Banking Group Plc 6,785,685 4,680,183
Melrose Industries Plc 286,106 1,992,567
Rentokil Initial Plc 357,497 2,076,199
Smith & Nephew Plc 338,819 4,198,747

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United Kingdom (continued)
Swire Properties Ltd. (HKD) 1,143,800 $ 1,822,631
33,923,850
United States : 2.4%
Carnival Plc (GBP) * 304,030 5,223,957
Underline
Total Common Stocks
(Cost: $220,710,156) 222,592,621
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.0%
Money Market Fund: 2.0%
(Cost: $4,540,797)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,540,797 $ 4,540,797
Total Investments: 102.2%
(Cost: $225,250,953) 227,133,418
Liabilities in excess of other assets: (2.2)% (4,980,425)
NET ASSETS: 100.0% $ 222,152,993
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depositary Receipt
SEK Swedish Krona
† Security fully or partially on loan. Total market value of securities on loan is $25,247,065.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $21,389,876, or 9.6% of net assets.